Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our Chief Executive Officer and our other Named Executive Officer (“NEO”) and certain financial performance of the Company for each of the fiscal years ended December 31, 2024 and 2023.

Fiscal Year	Summary Compensation Table Total for CEO*	Compensation Actually Paid to CEO*	Summary Compensation Table Total for Other NEOs*	Compensation Actually Paid to Other NEOs*	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss)*
2024	$362	$712	$514	$840	$24.64	$(22,088)
2023	$292	$288	$2,285	$2,468	$52.58	$(28,752)
*	In thousands

Compensation actually paid to our Chief Executive Officer represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our Chief Executive Officer	2024*	2023*
Total Compensation in the Summary Compensation Table	$362	$292
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(362)	—
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	—	—
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	399	—
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date	354	—
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	(19)	—
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	(22)	(4)
Total Adjustments	350	(4)
Compensation Actually Paid to the Chief Executive Officer	$712	$288
*	In thousands
Adjustments to Determine Compensation “Actually Paid” to our Other Named Executive Officers	2024*	2023*
Total Compensation in the Summary Compensation Table	$514	$2,285
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(289)	(664)
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	—	—
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	333	—
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date	282	842
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	—	—
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	—	5
Total Adjustments	326	183
Compensation Actually Paid to our other Named Executive Officers	$840	$2,468
*	In thousands

PEO Total Compensation Amount	[1]	$ 362,000	$ 292,000
PEO Actually Paid Compensation Amount	[1]	$ 712,000	288,000
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our Chief Executive Officer represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our Chief Executive Officer	2024*	2023*
Total Compensation in the Summary Compensation Table	$362	$292
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(362)	—
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	—	—
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	399	—
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date	354	—
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	(19)	—
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	(22)	(4)
Total Adjustments	350	(4)
Compensation Actually Paid to the Chief Executive Officer	$712	$288
*	In thousands

Non-PEO NEO Average Total Compensation Amount	[1]	$ 514,000	2,285,000
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 840,000	2,468,000
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Compensation “Actually Paid” to our Other Named Executive Officers	2024*	2023*
Total Compensation in the Summary Compensation Table	$514	$2,285
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(289)	(664)
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	—	—
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	333	—
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date	282	842
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	—	—
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	—	5
Total Adjustments	326	183
Compensation Actually Paid to our other Named Executive Officers	$840	$2,468
*	In thousands

Total Shareholder Return Amount		$ 24.64	52.58
Net Income (Loss)	[1]	(22,088,000)	(28,752,000)
PEO | Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	(362,000)
PEO | Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]
PEO | Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	399,000
PEO | Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	354,000
PEO | Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	(19,000)
PEO | Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	(22,000)	(4,000)
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	350,000	(4,000)
Non-PEO NEO | Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	(289,000)	(664,000)
Non-PEO NEO | Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]
Non-PEO NEO | Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	333,000
Non-PEO NEO | Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	282,000	842,000
Non-PEO NEO | Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]
Non-PEO NEO | Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]		5,000
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	$ 326,000	$ 183,000

[1]
*	In thousands

[2]
*	In thousands

[3]
*	In thousands